Investment Portfolio	as of August 31, 2020 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 142.2%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	384,849
Alaska 1.6%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	2,000,000	2,240,340
Arizona 3.2%
Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:
Series C, 144A, 5.0%, 1/1/2049	200,000	159,200
Series C, 144A, 5.5%, 1/1/2054	300,000	253,953
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	185,682
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,534,320
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	159,909
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	195,000	200,072
Series A, 144A, 5.25%, 7/1/2048	250,000	256,390
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	761,332
		4,510,858
California 10.1%
California, County Tobacco Securitization Agency, Tobacco Settle Revenue, Series B-2, Zero Coupon, 6/1/2055	4,000,000	716,080
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	100,000	102,822
Series A-2, 5.0%, 6/1/2047	400,000	411,288
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	2,038,504
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	126,199
California, State General Obligation:
Series B6, 0.01% **, 9/1/2020, LOC: U.S. Bank NA	600,000	600,000
5.0%, 11/1/2043	1,300,000	1,472,458
5.25%, 4/1/2035	1,230,000	1,320,909
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	344,724
Series A, AMT, 5.0%, 12/31/2047	160,000	183,094
Series A, AMT, 5.0%, 6/1/2048	60,000	68,561
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	209,742
Series A, 144A, 5.25%, 12/1/2056	735,000	791,470
Series A, 5.5%, 12/1/2054	195,000	209,518
Series A, 144A, 5.5%, 12/1/2058	105,000	115,616
California, Statewide Communities Development Authority, College Housing Revenue, Hooper Street LLC, College of the Arts Project, 144A, 5.25%, 7/1/2049	825,000	812,287
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,089,420
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	526,395
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,110,910
Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,339,925
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	491,071
		14,080,993
Colorado 4.8%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	242,368
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	270,631
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	816,883
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	1,000,000	1,205,920
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	440,000	458,383
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,132,310
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	165,000	181,330
Series A, 5.0%, 12/1/2048	260,000	284,503
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	202,392
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	698,402
Series A, AMT, 5.25%, 11/15/2043	600,000	659,394
Denver, CO, Health & Hospital Authority, Certificate of Participation, 550 Acoma, Inc., 5.0%, 12/1/2048	140,000	158,509
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	319,959
		6,630,984
Connecticut 0.2%
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, PIK, 7/1/2031*	3,013,766	195,895
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	85,000	94,172
		290,067
District of Columbia 1.1%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	220,190
Series A, AMT, 5.0%, 10/1/2043	850,000	931,235
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	351,632
		1,503,057
Florida 10.9%
Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital & Clinics, Inc., Series A, 4.0%, 12/1/2049	210,000	236,538
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	160,927
Series A, AMT, 4.0%, 10/1/2049	230,000	253,706
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044*	290,000	217,500
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	383,153
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	240,925
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054*	770,000	539,000
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% ***, 1/1/2049	155,000	135,192
Series A, 144A, AMT, 6.5% ***, 1/1/2049	200,000	173,344
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,848,344
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institution of Technology, 4.0%, 10/1/2049	1,000,000	988,100
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	224,412
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	104,142
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	43,050
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series 2015-3, 6.61%, 5/1/2040 *	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	400,000	428,048
144A, 4.375%, 5/1/2050	300,000	321,039
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	145,000	150,930
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	466,196
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	593,275
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	300,000	267,768
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prerefunded, 5.5%, 11/15/2042	335,000	356,232
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	546,745
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	553,256
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	779,214
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.5%, 11/15/2049	365,000	332,964
Series A, 5.75%, 11/15/2054	135,000	124,612
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,271,417
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	160,000	179,515
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,615,380
Series A, 5.0%, 7/1/2037	1,590,000	1,706,563
		15,241,490
Georgia 3.5%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,101,780
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	392,197
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	79,289
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	205,977
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,044,990
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	248,865
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	116,047
Series A, 5.5%, 8/15/2054	180,000	210,224
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,442,601
		4,841,970
Guam 1.0%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	85,208
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	221,768
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	74,360
Guam, Power Authority Revenue, Series A, Prerefunded, 5.5%, 10/1/2030	1,000,000	1,004,330
		1,385,666
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	790,542
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	774,621
		1,565,163
Illinois 17.1%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	119,661
Series A, 5.0%, 12/1/2033	100,000	113,477
Series H, 5.0%, 12/1/2036	245,000	271,872
Series H, 5.0%, 12/1/2046	140,000	152,300
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	500,000	528,815
Series A, 5.0%, 1/1/2044	200,000	219,160
Series D, 5.5%, 1/1/2037	750,000	817,357
Series A, 5.5%, 1/1/2049	115,000	130,511
Series A, 6.0%, 1/1/2038	555,000	640,637
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,819,515
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,129,120
Series B, Prerefunded, 6.0%, 1/1/2041	2,000,000	2,038,580
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	415,000	473,494
Series D, AMT, 5.0%, 1/1/2052	560,000	635,040
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	147,068
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050 (a)	95,000	104,609
Series A, 4.0%, 12/1/2055 (a)	90,000	98,662
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series A, 5.0%, 6/15/2050	135,000	152,171
Series B, 5.0%, 6/15/2052	520,000	534,804
Series A, 5.0%, 6/15/2057	390,000	428,817
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,747,740
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	380,881
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.0%, 2/15/2037	1,000,000	919,860
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	596,495
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,059,370
Illinois, State Finance Authority, Health Services Facilities, Lease Revenue, University of Illinois Health Services Facility Project, 4.0%, 10/1/2050	1,400,000	1,537,466
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	565,045
5.0%, 2/1/2028	225,000	254,513
5.0%, 2/1/2029	495,000	556,811
Series A, 5.0%, 10/1/2033	620,000	697,171
Series B, 5.0%, 10/1/2033	395,000	444,166
Series A, 5.0%, 12/1/2038	350,000	383,824
5.0%, 2/1/2039	2,000,000	2,096,640
5.0%, 5/1/2039	315,000	331,156
Series A, 5.0%, 12/1/2042	435,000	472,762
5.75%, 5/1/2045	590,000	693,179
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	446,781
		23,739,530
Indiana 2.4%
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	1,000,000	1,071,250
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	493,336
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,777,573
		3,342,159
Iowa 1.2%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc., Obligated Group:
Series A, 5.0%, 5/15/2041	175,000	185,206
Series A, 5.0%, 5/15/2047	385,000	404,835
Series A, 5.0%, 5/15/2048	1,040,000	1,101,183
		1,691,224
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	285,000	282,771
Kentucky 1.7%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	470,501
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,546,992
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	142,154
Series A, 5.25%, 6/1/2041	190,000	213,142
		2,372,789
Louisiana 2.1%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	537,255
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	159,639
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,146,500
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	1,079,266
		2,922,660
Maine 0.7%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,026,280
Maryland 1.1%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	417,098
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,125,810
		1,542,908
Massachusetts 5.0%
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	100,000	106,491
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,968,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	951,691
		7,026,282
Michigan 3.3%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village, 144A, 7.5%, 11/15/2044	490,000	374,786
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	280,000	305,931
Detroit, MI, Water Supply Systems Revenue, Series A, Prerefunded, 5.75%, 7/1/2037	1,000,000	1,046,380
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,117,020
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	205,317
Series C, 5.0%, 7/1/2035	90,000	105,588
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	465,000	466,962
		4,621,984
Minnesota 1.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	230,362
Series A, 5.0%, 2/15/2053	565,000	649,112
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	246,787
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	250,000	278,900
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	265,000	263,659
		1,668,820
Mississippi 0.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	272,888
West Rankin, MS, Utility Authority Revenue, 5.0%, 1/1/2048, INS: AGMC	500,000	598,660
		871,548
Missouri 1.8%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,186,160
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	200,000	209,718
Series B, 144A, 5.0%, 2/1/2050	220,000	229,256
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project, Series A, 5.0%, 8/15/2042	500,000	514,190
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	69,570
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	162,846
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	199,865
		2,571,605
Nebraska 0.7%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	626,710
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	89,282
Series A, 5.0%, 9/1/2033, GTY: Goldman Sachs Group, Inc.	155,000	205,642
		921,634
Nevada 1.3%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,677,132
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	68,230
		1,745,362
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	100,000	84,703
Series A, 144A, 6.25%, 7/1/2042	125,000	103,141
		187,844
New Jersey 5.0%
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	895,000	1,066,527
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	605,000	581,943
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	257,934
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	115,000	130,203
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	519,210
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	131,353
Series A, 5.0%, 6/15/2047	130,000	147,774
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	201,231
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.5%, 12/1/2039	200,000	201,952
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,539,540
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	1,400,000	1,616,062
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	408,583
Series A, 5.25%, 6/1/2046	175,000	207,343
		7,009,655
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, "I", Series D, 3.25%, 7/1/2044	480,000	512,678
New York 7.8%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	750,000	772,087
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	49,285
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,184,550
New York, Metropolitan Transportation Authority Revenue:
Series B-2A, 5.0%, 5/15/2021	500,000	508,565
Series D, 5.0%, 11/15/2033	500,000	556,295
Series D, 5.0%, 11/15/2038	275,000	288,222
Series E-1, 5.0%, 11/15/2042	70,000	72,149
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	259,614
Series C-1, 5.0%, 11/15/2050	1,845,000	2,038,116
Series C-1, 5.25%, 11/15/2055	210,000	236,389
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	415,000	440,444
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	444,608
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	100,000	109,048
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,294,776
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	67,708
New York, TSASC, Inc.,, Series B, 5.0%, 6/1/2048	1,040,000	1,072,958
New York & New Jersey Port Authority, Series 207, AMT, 5.0%, 9/15/2048	625,000	737,781
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	688,316
		10,820,911
North Carolina 0.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	260,000	308,955
5.0%, 10/1/2047	240,000	283,308
		592,263
Ohio 6.0%
Buckeye, OH, Tobacco Settlement Financing Authority, Series B-2, Class 2, 5.0%, 6/1/2055	2,460,000	2,706,000
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	225,927
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	518,879
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	270,000	280,303
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, PlayHouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,361,582
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	720,417
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,667,862
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	74,458
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	238,896
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	528,490
		8,322,814
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	211,351
Series B, 5.5%, 8/15/2057	880,000	1,031,201
		1,242,552
Oregon 0.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	26,320
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	792,647
		818,967
Pennsylvania 6.1%
Doylestown, PA, Hospital Authority Revenue, Series A, 5.0%, 7/1/2049	140,000	155,632
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	60,805
5.0%, 12/1/2054	175,000	175,691
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	104,351
5.25%, 7/1/2041	100,000	104,123
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	187,056
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	369,063
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	310,268
5.0%, 6/1/2035	125,000	154,694
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	874,280
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	1,000,000	1,144,800
AMT, 5.0%, 12/31/2038	1,000,000	1,133,510
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,855,775
Series C, 5.0%, 12/1/2044	240,000	269,220
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	602,145
		8,501,413
Puerto Rico 2.3%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2051	2,670,000	551,942
Series A-1, 4.75%, 7/1/2053	2,500,000	2,627,600
		3,179,542
South Carolina 3.8%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	783,000	783,525
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	2,207,920
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,242,356
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	1,047,574
		5,281,375
Tennessee 0.6%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	360,816
Series A, 5.0%, 7/1/2044	400,000	473,032
		833,848
Texas 18.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	262,879
Series A, 5.0%, 1/1/2043	1,500,000	1,604,430
Prerefunded, 6.0%, 1/1/2041	545,000	555,513
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, Prerefunded, 5.0%, 11/1/2035	1,000,000	1,007,740
Series D, AMT, Prerefunded, 5.0%, 11/1/2038	2,000,000	2,108,640
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	893,167
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,668,837
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	61,055
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	761,305
5.0%, 1/1/2048	1,355,000	1,617,287
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,250
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,213,030
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	182,392
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,132,800
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,297,526
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	300,000	329,151
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	600,000	698,934
Series B, Prerefunded, 5.0%, 4/1/2053	500,000	572,505
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,059,621
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	715,995
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	250,000	237,853
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project, 5.0%, 10/1/2039	180,000	182,140
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	460,000	433,651
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	165,000	176,430
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	1,000,000	1,067,080
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	1,000,000	1,064,780
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	319,382
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	934,832
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	515,651
		25,674,856
Utah 1.5%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	226,488
Series A, AMT, 5.0%, 7/1/2047	595,000	694,442
Series A, AMT, 5.0%, 7/1/2048	115,000	136,241
Utah, Infrastructure Agency Telecommunication Revenue, Series 2019, 4.0%, 10/15/2042	650,000	671,931
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	348,003
		2,077,105
Virginia 1.6%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	220,000	215,644
Series A, 5.375%, 9/1/2054	500,000	510,545
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	104,382
144A, 5.0%, 9/1/2045	400,000	416,508
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	865,000	973,333
		2,220,412
Washington 4.5%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	104,641
5.0%, 12/1/2046	500,000	514,920
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	1,000,000	1,200,750
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	415,000	479,968
AMT, 5.0%, 4/1/2044	1,000,000	1,190,460
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	595,000	606,585
Washington, State Higher Education Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	610,000	674,123
4.0%, 5/1/2050	180,000	197,579
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,070,670
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	51,035
Series A, 144A, 5.0%, 7/1/2048	115,000	115,361
Series A, 144A, 5.0%, 7/1/2053	75,000	74,995
		6,281,087
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	938,614
Wisconsin 3.3%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	528,615
Series B, 5.0%, 7/1/2048	90,000	87,361
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	212,740
5.0%, 7/1/2052	90,000	95,597
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	883,811
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	20,000	19,610
144A, 5.75%, 5/1/2054	515,000	498,592
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,049,400
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	66,384
144A, 5.0%, 10/1/2053	535,000	541,720
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	565,275
		4,549,105
Total Municipal Bonds and Notes (Cost $186,972,821)		198,068,034
Underlying Municipal Bonds of Inverse Floaters (b) 17.5%
Florida 4.4%
Orange County, FL, School Board Certificate of Participation, Series C, 5.0%, 8/1/2034 (c)	5,000,000	6,132,925
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 17.57%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
New York 8.6%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (c)	5,000,000	6,059,250
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 18.185%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (c)	5,000,000	5,945,425
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 18.125%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		12,004,675
Washington 4.5%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	5,000,000	6,213,338
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 17.78%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $22,526,933)		24,350,938
Other Municipal Related 0.0%
Illinois
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	150,000	1,500
Texas
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project Escrow, Series A, 11/15/2055*	570,000	57
Total Other Muncipal Related (Cost $1,268)		1,557
Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% **** (Cost $68,199)	68,032	68,046
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $209,569,221)	159.8	222,488,575
Floating Rate Notes (b)	(10.8)	(15,000,000)
Series 2018 MTPS, net of deferred offering cost	(50.3)	(70,000,000)
Other Assets and Liabilities, Net	1.3	1,765,606
Net Assets Applicable to Common Shareholders	100.0	139,254,181

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A*	8.125%	5/15/2044	290,000	285,934	217,500
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	3,013,766	1,909,657	195,895
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1*	5.875%	7/1/2054	770,000	853,528	539,000
Florida, Tolomato Community Development District, Special Assessment, Series 3*	6.55%	5/1/2027	130,000	1	1
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3*	6.61%	5/1/2040	165,000	0	2
				3,049,120	952,398

*	Non-income producing security.
**	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2020. Date shown reflects the earlier of demand date or stated maturity date.
***	Variable or floating rate security. These securities are shown at their current rate as of August 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
****	Current yield; not a coupon rate.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(d)	$—	$222,420,529	$—	$222,420,529
Open-End Investment Companies	68,046	—	—	68,046
Total	$68,046	$222,420,529	$—	$222,488,575

(d)	See Investment Portfolio for additional detailed categorizations.